Equity - Disclosure of assumptions used to value the equity instruments (Details) - EUR (€)	1 Months Ended
	Nov. 30, 2023	Nov. 30, 2023
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, employee subscription price	€ 14.52	€ 14.52